REGULATORY MATTERS	12 Months Ended
Dec. 31, 2013
REGULATORY MATTERS:
REGULATORY MATTERS

NOTE 12 – REGULATORY MATTERS

            The Corporation and the Bank are subject to federal regulatory risk-adjusted capital adequacy standards.  Failure to meet capital adequacy requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that could have a material adverse effect on the operating results and financial condition of the Corporation and the Bank.  The applicable regulations require the Bank to meet specific capital adequacy guidelines that involve quantitative measures of assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices.  The capital classification is also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

            Quantitative measures established by regulation to ensure capital adequacy require the Corporation and the Bank to maintain minimum amounts and ratios of Total Capital and Tier I Capital to risk-weighted assets and of Tier I Capital to average assets.  Actual capital amounts and ratios are presented in the table below (dollars in thousands).  Management believes, as of December 31, 2013, that the Corporation and the Bank met all capital adequacy requirements to which they were subject.

			For Minimum Capital		For Minimum Regulatory
(Dollars in Thousands)	Actual		Adequacy Purposes		Compliance Purposes
As of December 31, 2013	Amount	Ratio	Amount	Ratio > or =	Amount	Ratio > or =
Total Capital (to Risk Weighted
Assets) Consolidated	$110,276	15.3%	$57,632	8.0%	$-	-
Bank	107,392	15.0%	57,248	8.0%	71,560	10.0%
Tier I Capital (to Risk Weighted
Assets) Consolidated	101,681	14.1%	28,816	4.0%	-	-
Bank	98,797	13.8%	28,624	4.0%	42,936	6.0%
Tier I Capital (to Average
Assets) Consolidated	101,681	9.4%	43,358	4.0%	-	-
Bank	98,797	9.1%	43,358	4.0%	54,198	5.0%
As of December 31, 2012
Total Capital (to Risk Weighted
Assets) Consolidated	$109,011	15.8%	$55,265	8.0%	$-	-
Bank	106,075	15.5%	54,890	8.0%	68,613	10.0%
Tier I Capital (to Risk Weighted
Assets) Consolidated	100,338	14.5%	27,603	4.0%	-	-
Bank	97,402	14.2%	27,418	4.0%	41,127	6.0%
Tier I Capital (to Average
Assets) Consolidated	100,338	9.7%	41,505	4.0%	-	-
Bank	97,402	9.4%	41,492	4.0%	51,865	5.0%

The Corporation is subject to certain restrictions on the amount of dividends that it may declare without prior regulatory approval.  At December 31, 2013, approximately $15,022 of retained earnings were available for dividend declaration without prior approval.